REVENUES FROM CONTRACTS WITH CUSTOMERS	9 Months Ended
Sep. 30, 2024
REVENUES FROM CONTRACTS WITH CUSTOMERS
REVENUES FROM CONTRACTS WITH CUSTOMERS
4.	REVENUES FROM CONTRACTS WITH CUSTOMERS

Revenues from contracts with customers are recognized when control of the promised services is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Revenues are analyzed to determine whether the Company is the principal (i.e., reports revenues on a gross basis) or agent (i.e., reports revenues on a net basis) in the contract. Principal or agent designations depend primarily on the control an entity has over the product or service before control is transferred to a customer. The indicators of which party exercises control include primary responsibility over performance obligations before the good or service is transferred and discretion in establishing the price.

Commissions

Commission revenues represent sales commissions generated by advisors for their clients’ purchases and sales of securities on exchanges and over-the-counter, as well as purchases of other investment products. The Company views the selling, distribution and marketing, or any combination thereof, of investment products to such clients as a single performance obligation to the product sponsors.

The Company is the principal for commission revenues, as it is responsible for the execution of the clients’ purchases and sales and maintains relationships with the product sponsors. Advisors assist the Company in performing its obligations. Accordingly, total commission revenues are reported on a gross basis.

The Company generates two types of commission revenues: sales-based commissions that are recognized at the point of sale on the trade date and trailing commissions that are recognized over time as earned. Sales-based commission revenues vary by investment product and are based on a percentage of an investment product’s current market value at the time of purchase. Trailing commission revenues are generally based on a percentage of the current market value of clients’ investment holdings in trail-eligible assets, and are recognized over the period during which services, such as ongoing support, are performed. As trailing commission revenues are based on the market value of clients’ investment holdings, the consideration is variable, and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts. The constraint is removed once the investment holdings value can be determined.

Advisory Fees

Advisory fees represent fees charged to advisors’ clients’ accounts on the Company’s corporate advisory platform. The Company provides ongoing investment advice, brokerage and execution services on transactions, and performs administrative services for these accounts. This series of performance obligations transfers control of the services to the client over time as the services are performed. These revenues are recognized ratably over time to match the continued delivery of the performance obligations to the client over the life of the contract. The advisory revenues generated from the Company’s corporate advisory platform are based on a percentage of the market value of the eligible assets in the clients’ advisory accounts. As such, the consideration for these revenues is variable and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts on client portfolio values. The constraint is removed once the portfolio value can be determined.

The Company provides advisory services to clients on its corporate advisory platform through the advisor. The Company is the principal in these arrangements and recognizes advisory revenues on a gross basis, as the Company is responsible for satisfying the performance obligations and has control over determining the fees.

4.	REVENUES FROM CONTRACTS WITH CUSTOMERS (continued)

The following table presents total revenue from contracts with customers disaggregated by investment product for the periods ended September 30 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Revenue From Contracts With Customers	2024	2023	2024	2023
Variable annuities and other insurance commissions	$24,873	$26,614	$74,943	$77,455
Mutual fund commissions	5,129	4,149	15,037	13,860
Securities commissions	3,201	3,165	8,790	8,737
Alternative investments	1,577	1,541	4,065	4,060
Advisory fees	6,246	5,448	18,250	16,334
Total Revenue From Contracts With Customers	$41,026	$40,917	$121,085	$120,446

The following tables presents sales-based and trailing revenues disaggregated by product category for the periods ended September 30 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Sales-based (Point in time)	2024	2023	2024	2023
Variable annuities and other insurance commissions	$10,796	$13,051	$31,826	$39,461
Mutual fund commissions	946	1,198	3,471	3,982
Securities commissions	3,201	3,165	8,790	8,737
Alternative investments	1,498	1,526	3,971	4,004
Total Sales Based Revenues	$16,441	$18,939	$48,058	$56,184

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Trailing (Over time)	2024	2023	2024	2023
Variable annuities and other insurance commissions	$14,077	$13,564	$43,117	$37,994
Mutual fund commissions	4,183	2,951	11,566	9,878
Advisory fees	6,246	5,448	18,250	16,334
Alternative investments	80	15	95	56
Total Trailing Revenues	24,585	21,978	73,027	64,262
Total Revenue From Contracts With Customers	$41,026	$40,917	$121,085	$120,446

Contract Balances

The timing of revenue recognition may differ from the timing of payment by the Company’s customers. The Company records a receivable when revenue is recognized prior to payment and there is an unconditional right to payment. The Company records a contract asset when the Company has recognized revenue prior to payment but the Company’s right to payment is conditional on something other than the passage of time. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenues (a contract liability) until the performance obligations are satisfied. As of September 30, 2024, and December 31, 2023, the Company had receivables from contracts with customers totaling approximately $10.6 million and $8.9 million, respectively. The opening balance of receivables from contracts with customers was approximately $8.9 million and $8.6 million as of January 1, 2024, and January 1, 2023, respectively. As of September 30, 2024, and December 31, 2023, the Company had no liabilities from contracts with customers.

Interest and Other Income

The Company earns interest income from client margin accounts and cash equivalents This revenue is not generated from contracts with customers. Additionally, the Company receives marketing fees and sponsorship income.